Segment, Geographic and Other Revenue Information - Narrative (Detail) (USD $) In Millions, unless otherwise specified	96 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 Operating_Segment	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] United States	Dec. 31, 2012 Sales Revenue Exceeded 500 Million outside the U.S. [Member] Country	Dec. 31, 2010 Sales Revenue Exceeded 500 Million outside the U.S. [Member] Country	Dec. 31, 2012 Domestic Wholesaler one [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Domestic Wholesaler one [Member] Customer Concentration Risk [Member]	Dec. 31, 2012 Domestic Wholesaler two [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Domestic Wholesaler two [Member] Customer Concentration Risk [Member]	Dec. 31, 2012 Domestic Wholesaler three [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Domestic Wholesaler three [Member] Customer Concentration Risk [Member]	Dec. 31, 2012 Three largest U.S. wholesaler customers [Member] Customer Concentration Risk [Member] Customer	Dec. 31, 2011 Three largest U.S. wholesaler customers [Member] Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Number of operating segments (in operating segments)	5
Total assets	$ 185,798	$ 188,002
Percentage of total revenues, by customer							12.00%	13.00%	9.00%	11.00%	7.00%	9.00%
Base concentration of revenue amount			$ 500
Number of countries outside the U.S					16	17
Percentage of Total Revenues, by Country				10.00%
Percentage of total accounts receivable													16.00%	14.00%
Number of largest US customers													3